PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	As of December 31,
	2012	2013
Construction in progress	$36,797	$—
Building	—	76,458
Furniture, fixtures, electronic equipment and software	47,591	45,320
Transportation equipment	2,281	2,245
Leasehold improvements	25,209	15,849

	111,878	139,872
Less: Accumulated depreciation	44,271	44,041

	$67,607	$95,831